Goodwill and Intangible Assets	12 Months Ended
Nov. 03, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill

	Semiconductor Solutions	Infrastructure Software	Total

	(In millions)
Balance as of October 29, 2017	$24,706	$—	$24,706
Acquisitions	1,227	980	2,207
Balance as of November 4, 2018	25,933	980	26,913
Acquisitions	5	9,796	9,801
Balance as of November 3, 2019	$25,938	$10,776	$36,714

During the first quarter of fiscal year 2020, we changed our organizational structure resulting in two reportable segments: semiconductor solutions and infrastructure software. As a result, we have retrospectively reassigned the goodwill balance to reflect our new segment structure. Subsequent to the change in our organizational structure, we performed an impairment assessment and concluded that goodwill was not impaired.
During the fourth quarter of fiscal years 2019, 2018 and 2017, we completed our annual impairment assessments and concluded that goodwill was not impaired in any of these years.
Intangible Assets

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

	(In millions)
As of November 3, 2019:
Purchased technology	$20,935	$(10,113)	$10,822
Customer contracts and related relationships	5,978	(1,787)	4,191
Order backlog	2,569	(908)	1,661
Trade names	712	(247)	465
Other	241	(89)	152
Intangible assets subject to amortization	30,435	(13,144)	17,291
IPR&D	263	—	263
Total	$30,698	$(13,144)	$17,554

As of November 4, 2018:
Purchased technology	$15,806	$(6,816)	$8,990
Customer contracts and related relationships	1,792	(878)	914
Trade names	578	(170)	408
Other	239	(53)	186
Intangible assets subject to amortization	18,415	(7,917)	10,498
IPR&D	264	—	264
Total	$18,679	$(7,917)	$10,762
Based on the amount of intangible assets subject to amortization at November 3, 2019, the expected amortization expense for each of the next five fiscal years and thereafter was as follows:

Fiscal Year:	Expected Amortization Expense

(In millions)
2020	$5,054
2021	4,151
2022	3,180
2023	2,172
2024	1,490
Thereafter	1,244
Total	$17,291

The weighted-average amortization periods remaining by intangible asset category were as follows:

Amortizable intangible assets:	November 3, 2019	November 4, 2018

	(In years)
Purchased technology	5	6
Customer contracts and related relationships	5	5
Order backlog	3	N/A
Trade names	10	12
Other	10	10